UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Aggressive Growth

Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	4.0	2.8
Biogen Idec, Inc.	3.3	1.7
Elan Corp. PLC sponsored ADR	3.1	0.0
Microchip Technology, Inc.	1.8	1.2
Biomet, Inc.	1.8	1.6
Lexmark International, Inc. Class A	1.7	2.0
Cisco Systems, Inc.	1.7	1.3
Zimmer Holdings, Inc.	1.6	0.8
Starbucks Corp.	1.4	1.1
Millennium Pharmaceuticals, Inc.	1.4	0.0
	21.8
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	36.3	24.8
Information Technology	27.3	29.5
Consumer Discretionary	18.1	19.8
Industrials	6.5	8.5
Financials	3.1	3.7
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 99.1%		Stocks and Investment Companies 97.5%
	Short-Term Investments and Net Other Assets 0.9%		Short-Term Investments and Net Other Assets 2.5%
* Foreign investments	7.2%	** Foreign investments	6.2%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 18.1%
Auto Components - 0.2%
Gentex Corp.	354,100	$ 13,456
Hotels, Restaurants & Leisure - 5.9%
Brinker International, Inc. (a)	833,400	30,802
California Pizza Kitchen, Inc. (a)	340,600	6,431
Darden Restaurants, Inc.	988,900	22,250
Harrah's Entertainment, Inc.	140,300	7,211
Hilton Hotels Corp.	821,700	14,256
International Game Technology	914,700	35,948
Krispy Kreme Doughnuts, Inc. (a)	248,200	5,329
Mandalay Resort Group	101,200	5,551
Marriott International, Inc. Class A	257,900	12,722
Outback Steakhouse, Inc.	217,900	9,250
Royal Caribbean Cruises Ltd.	207,200	8,106
Starbucks Corp. (a)	1,844,900	74,977
Station Casinos, Inc.	251,600	11,629
Sunterra Corp. (a)	221,300	2,302
The Cheesecake Factory, Inc. (a)	206,600	8,062
Wendy's International, Inc.	151,600	5,729
Yum! Brands, Inc. (a)	1,246,600	46,748
		307,303
Household Durables - 0.9%
Black & Decker Corp.	331,300	19,855
Harman International Industries, Inc.	229,800	18,416
Mohawk Industries, Inc. (a)	115,300	8,560
		46,831
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	38,900	1,878
eDiets.com, Inc. (a)	49,500	167
Overstock.com, Inc. (a)	162,400	5,845
		7,890
Leisure Equipment & Products - 1.1%
Brunswick Corp.	1,141,700	46,239
Mattel, Inc.	268,300	4,690
Polaris Industries, Inc.	120,600	5,234
		56,163
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A (a)	250,600	5,493
E.W. Scripps Co. Class A	252,700	26,877
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Entercom Communications Corp. Class A (a)	91,640	$ 3,734
Gannett Co., Inc.	109,300	9,597
Getty Images, Inc. (a)	202,100	11,378
Lamar Advertising Co. Class A (a)	131,300	5,366
NTL, Inc. (a)	214,993	12,706
Pixar (a)	201,700	13,685
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	38,800	469
Radio One, Inc. Class D (non-vtg.) (a)	160,300	2,770
The New York Times Co. Class A	260,200	12,133
Univision Communications, Inc. Class A (a)	342,900	11,161
Westwood One, Inc. (a)	353,040	9,578
		124,947
Multiline Retail - 1.0%
99 Cents Only Stores (a)	73,200	1,421
Big Lots, Inc. (a)	492,440	7,199
Dollar General Corp.	309,100	5,997
Dollar Tree Stores, Inc. (a)	442,100	12,335
Family Dollar Stores, Inc.	347,900	10,910
Nordstrom, Inc.	306,800	12,441
		50,303
Specialty Retail - 5.7%
Abercrombie & Fitch Co. Class A	316,900	11,545
AutoZone, Inc. (a)	100,900	8,753
Chico's FAS, Inc. (a)	569,300	24,423
Christopher & Banks Corp.	502,126	9,540
Circuit City Stores, Inc.	241,100	2,886
Foot Locker, Inc.	170,400	4,021
Hot Topic, Inc. (a)	69,225	1,496
Jo-Ann Stores, Inc. (a)	103,300	2,957
Kirkland's, Inc. (a)	159,100	1,869
Michaels Stores, Inc.	327,600	17,117
PETsMART, Inc.	799,500	24,856
Pier 1 Imports, Inc.	182,500	3,440
Ross Stores, Inc.	1,266,976	33,182
Select Comfort Corp. (a)	933,900	25,309
Staples, Inc.	2,146,800	59,209
TJX Companies, Inc.	1,856,500	46,245
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Weight Watchers International, Inc. (a)	296,600	$ 10,337
Williams-Sonoma, Inc. (a)	356,400	11,387
		298,572
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	869,900	37,936
Kenneth Cole Productions, Inc. Class A	85,100	2,787
NIKE, Inc. Class B	2,600	185
		40,908
TOTAL CONSUMER DISCRETIONARY		946,373
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 0.4%
CVS Corp.	14,000	584
Performance Food Group Co. (a)	62,500	2,053
Whole Foods Market, Inc.	240,500	20,683
		23,320
Food Products - 1.0%
Del Monte Foods Co. (a)	1,950,410	20,031
Hershey Foods Corp.	192,200	17,054
McCormick & Co., Inc. (non-vtg.)	245,200	8,692
Smithfield Foods, Inc. (a)	110,800	3,212
Wm. Wrigley Jr. Co.	14,900	936
		49,925
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	248,800	11,393
TOTAL CONSUMER STAPLES		84,638
ENERGY - 3.1%
Energy Equipment & Services - 2.2%
BJ Services Co. (a)	24,900	1,043
Cooper Cameron Corp. (a)	462,000	21,423
ENSCO International, Inc.	268,700	7,158
Halliburton Co.	99,300	2,884
Nabors Industries Ltd. (a)	149,800	6,202
Noble Corp. (a)	255,200	8,794
Patterson-UTI Energy, Inc.	413,400	12,675
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Smith International, Inc. (a)	507,620	$ 25,345
Weatherford International Ltd. (a)	740,305	30,730
		116,254
Oil & Gas - 0.9%
EOG Resources, Inc.	178,300	9,527
Pioneer Natural Resources Co.	648,900	20,083
Teekay Shipping Corp.	442,600	15,363
Valero Energy Corp.	20,000	1,322
		46,295
TOTAL ENERGY		162,549
FINANCIALS - 3.1%
Capital Markets - 1.6%
Ameritrade Holding Corp. (a)	960,200	11,417
E*TRADE Financial Corp. (a)	1,082,400	12,350
Eaton Vance Corp. (non-vtg.)	369,100	13,620
Federated Investors, Inc. Class B (non-vtg.)	228,200	6,796
Investors Financial Services Corp.	40,200	1,573
Legg Mason, Inc.	234,700	20,586
SEI Investments Co.	155,180	4,576
T. Rowe Price Group, Inc.	170,100	8,192
Waddell & Reed Financial, Inc. Class A	332,600	7,267
		86,377
Commercial Banks - 0.9%
East West Bancorp, Inc.	242,099	14,688
North Fork Bancorp, Inc., New York	170,900	6,580
Popular, Inc.	91,800	3,966
Sumitomo Mitsui Financial Group, Inc.	1,235	8,870
Synovus Financial Corp.	455,200	11,721
		45,825
Real Estate - 0.0%
Catellus Development Corp.	12,457	304
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	109,500	7,994
New York Community Bancorp, Inc.	620,488	14,532
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc.	167,200	$ 7,691
The PMI Group, Inc.	41,000	1,770
		31,987
TOTAL FINANCIALS		164,493
HEALTH CARE - 36.3%
Biotechnology - 13.8%
Affymetrix, Inc. (a)	220,500	6,522
Alkermes, Inc. (a)	142,300	2,049
Amylin Pharmaceuticals, Inc. (a)	406,300	9,004
Biogen Idec, Inc. (a)	2,800,300	174,039
Celgene Corp. (a)	398,100	22,692
Cephalon, Inc. (a)	196,600	10,591
Charles River Laboratories International, Inc. (a)	314,000	14,155
Dendreon Corp. (a)	224,700	2,460
Dyax Corp. (a)	587,100	5,783
Enzon Pharmaceuticals, Inc. (a)	351,000	5,044
Genentech, Inc. (a)	3,484,800	208,415
Genzyme Corp. - General Division (a)	57,400	2,501
Gilead Sciences, Inc. (a)	652,600	42,719
Harvard Bioscience, Inc. (a)	405,300	1,905
ICOS Corp. (a)	95,900	2,697
ImClone Systems, Inc. (a)	310,000	22,940
Invitrogen Corp. (a)	114,400	7,945
Ligand Pharmaceuticals, Inc. Class B (a)	444,500	9,086
Medarex, Inc. (a)	1,879,280	15,730
MedImmune, Inc. (a)	1,062,200	25,567
Millennium Pharmaceuticals, Inc. (a)	4,808,469	71,694
Neurocrine Biosciences, Inc. (a)	38,500	2,206
OSI Pharmaceuticals, Inc. (a)	54,600	4,475
Protein Design Labs, Inc. (a)	2,520,900	49,183
Trimeris, Inc. (a)	222,600	3,263
		722,665
Health Care Equipment & Supplies - 7.6%
Alcon, Inc.	421,900	33,102
Arthrocare Corp. (a)	256,700	6,284
Baxter International, Inc.	1,043,500	32,808
Beckman Coulter, Inc.	134,700	8,149
Biomet, Inc.	2,323,800	93,231
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	842,300	$ 37,314
C.R. Bard, Inc.	296,300	33,236
Cytyc Corp. (a)	321,600	7,043
DENTSPLY International, Inc.	194,300	9,600
Edwards Lifesciences Corp. (a)	645,900	23,414
Guidant Corp.	15,030	817
Inverness Medical Innovations, Inc. (a)	190,800	3,700
ResMed, Inc. (a)	443,100	22,509
Steris Corp. (a)	94,600	2,171
Zimmer Holdings, Inc. (a)	960,800	82,004
		395,382
Health Care Providers & Services - 7.1%
Aetna, Inc.	270,600	21,973
AmerisourceBergen Corp.	90,700	5,440
Andrx Corp. (a)	223,300	6,136
Apria Healthcare Group, Inc. (a)	266,800	7,492
Cardinal Health, Inc.	164,300	11,125
Caremark Rx, Inc. (a)	2,143,800	66,887
Cerner Corp. (a)	126,400	5,405
Community Health Systems, Inc. (a)	650,600	16,590
Computer Programs & Systems, Inc.	10,000	194
Covance, Inc. (a)	400,800	14,517
Coventry Health Care, Inc. (a)	666,150	30,696
DaVita, Inc. (a)	41,600	1,931
Health Management Associates, Inc. Class A	1,275,100	28,039
Henry Schein, Inc. (a)	170,600	11,457
Humana, Inc. (a)	287,200	4,903
Inveresk Research Group, Inc. (a)	835,600	25,135
Laboratory Corp. of America Holdings (a)	170,600	7,056
Lincare Holdings, Inc. (a)	273,600	9,196
McKesson Corp.	241,200	8,297
Medco Health Solutions, Inc. (a)	13,229	463
PacifiCare Health Systems, Inc. (a)	68,600	2,533
Patterson Dental Co. (a)	102,500	7,782
Quest Diagnostics, Inc.	151,000	13,009
Renal Care Group, Inc. (a)	405,150	13,277
Specialty Laboratories, Inc. (a)	145,400	1,312
Tenet Healthcare Corp. (a)	768,300	9,158
Triad Hospitals, Inc. (a)	228,700	8,087
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	247,780	$ 16,168
Universal Health Services, Inc. Class B	329,700	14,510
		368,768
Pharmaceuticals - 7.8%
aaiPharma, Inc. (a)	124,900	576
Allergan, Inc.	341,300	30,342
Barr Pharmaceuticals, Inc. (a)	612,300	26,709
Elan Corp. PLC sponsored ADR (a)	6,914,200	162,415
Endo Pharmaceuticals Holdings, Inc. (a)	397,200	8,993
Eon Labs, Inc. (a)	25,200	1,903
Guilford Pharmaceuticals, Inc. (a)	1,253,400	7,771
IVAX Corp. (a)	1,113,100	27,104
MGI Pharma, Inc. (a)	468,200	30,110
Mylan Laboratories, Inc.	577,250	12,878
Pharmaceutical Resources, Inc. (a)	126,400	5,328
Salix Pharmaceuticals Ltd. (a)	88,900	2,682
Schering-Plough Corp.	911,500	15,404
Sepracor, Inc. (a)	1,275,900	56,765
Watson Pharmaceuticals, Inc. (a)	281,200	10,503
Wyeth	269,900	9,716
		409,199
TOTAL HEALTH CARE		1,896,014
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.6%
EADS NV	624,700	15,398
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	440,600	11,218
KVH Industries, Inc. (a)	30,900	417
Rockwell Collins, Inc.	189,100	5,681
		32,714
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	117,800	5,353
Building Products - 0.6%
American Standard Companies, Inc. (a)	707,700	26,553
Trex Co., Inc. (a)	54,900	1,995
		28,548
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 3.3%
Aramark Corp. Class B	5,300	$ 146
Avery Dennison Corp.	343,000	20,251
Career Education Corp. (a)	246,500	16,755
ChoicePoint, Inc. (a)	80,300	3,473
Cintas Corp.	544,800	24,723
Corinthian Colleges, Inc. (a)	234,200	6,654
Corrections Corp. of America (a)	338	13
Education Management Corp. (a)	209,962	7,260
Equifax, Inc.	468,000	11,471
H&R Block, Inc.	238,000	11,626
Herman Miller, Inc.	264,100	6,360
HNI Corp.	121,800	4,856
Manpower, Inc.	33,820	1,615
Pitney Bowes, Inc.	395,400	17,528
Robert Half International, Inc.	1,478,100	41,357
		174,088
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	198,300	4,896
Granite Construction, Inc.	266,500	5,037
MasTec, Inc. (a)	112,000	478
		10,411
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	312	0
Industrial Conglomerates - 0.6%
3M Co.	125,900	10,646
Tyco International Ltd.	592,600	18,246
		28,892
Machinery - 0.6%
AGCO Corp. (a)	295,030	5,653
Astec Industries, Inc. (a)	397,902	6,888
ITT Industries, Inc.	225,100	18,132
Pall Corp.	121,300	2,933
		33,606
Trading Companies & Distributors - 0.5%
Fastenal Co.	526,900	27,272
TOTAL INDUSTRIALS		340,884
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 6.6%
Advanced Fibre Communications, Inc. (a)	167,700	$ 3,153
Alcatel SA sponsored ADR (a)	2,584,300	37,240
Andrew Corp. (a)	290,500	5,708
Arris Group, Inc. (a)	74,400	470
AudioCodes Ltd. (a)	986,600	9,965
Avocent Corp. (a)	152,800	5,236
Brocade Communications Systems, Inc. (a)	729,700	4,371
CIENA Corp. (a)	2,052,800	7,390
Cisco Systems, Inc. (a)	3,962,000	87,758
Corning, Inc. (a)	2,179,100	26,999
Enterasys Networks, Inc. (a)	1,948,410	3,819
Extreme Networks, Inc. (a)	252,900	1,345
Finisar Corp. (a)	4,111,700	8,182
InterDigital Communication Corp. (a)	192,900	3,272
JDS Uniphase Corp. (a)	1,394,700	4,812
Juniper Networks, Inc. (a)	451,100	9,433
Marconi Corp. PLC (a)	1,759,760	21,024
Motorola, Inc.	152,200	3,009
Polycom, Inc. (a)	137,000	2,807
Powerwave Technologies, Inc. (a)	1,364,500	10,930
QUALCOMM, Inc.	797,300	53,475
Redback Networks, Inc. (a)	1,443,000	7,316
SafeNet, Inc. (a)	1,024,300	23,866
Sycamore Networks, Inc. (a)	583,800	2,575
		344,155
Computers & Peripherals - 3.2%
Diebold, Inc.	1,011,300	49,685
Electronics for Imaging, Inc. (a)	443,100	12,300
EMC Corp. (a)	357,804	4,022
Hutchinson Technology, Inc. (a)	73,300	1,936
Lexmark International, Inc. Class A (a)	952,820	89,870
Maxtor Corp. (a)	676,200	4,645
Seagate Technology	215,220	2,647
Silicon Graphics, Inc. (a)	21,665	41
Western Digital Corp. (a)	473,800	4,331
		169,477
Electronic Equipment & Instruments - 1.7%
Arrow Electronics, Inc. (a)	230,500	6,277
CDW Corp.	154,300	10,841
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Celestica, Inc. (sub. vtg.) (a)	138,000	$ 2,558
Flextronics International Ltd. (a)	436,600	7,667
Ingram Micro, Inc. Class A (a)	123,400	1,783
KEMET Corp. (a)	771,000	9,368
Sanmina-SCI Corp. (a)	573,000	6,062
Solectron Corp. (a)	2,688,800	14,788
Symbol Technologies, Inc.	945,700	13,930
Vishay Intertechnology, Inc. (a)	420,200	7,929
Waters Corp. (a)	175,500	8,087
		89,290
Internet Software & Services - 1.2%
Interwoven, Inc. (a)	320,281	2,953
Lastminute.com PLC sponsored ADR (a)	11,300	191
Retek, Inc. (a)	429,900	2,803
Sina Corp. (a)	52,900	1,916
United Online, Inc. (a)	107,400	2,018
VeriSign, Inc. (a)	174,200	3,160
Vignette Corp. (a)	2,500,194	4,125
Yahoo!, Inc. (a)	1,389,100	42,590
		59,756
IT Services - 1.9%
Affiliated Computer Services, Inc. Class A (a)	327,400	16,311
Anteon International Corp. (a)	65,200	1,921
BearingPoint, Inc. (a)	256,700	2,202
Computer Sciences Corp. (a)	64,200	2,798
CSG Systems International, Inc. (a)	10,735	205
DST Systems, Inc. (a)	182,100	8,748
Fiserv, Inc. (a)	378,000	14,296
Infosys Technologies Ltd. sponsored ADR	157,800	13,090
Iron Mountain, Inc. (a)	123,700	5,476
Paychex, Inc.	102,600	3,849
SunGard Data Systems, Inc. (a)	970,400	26,890
The BISYS Group, Inc. (a)	295,100	3,733
		99,519
Office Electronics - 1.2%
Xerox Corp. (a)	604,500	8,185
Zebra Technologies Corp. Class A (a)	679,841	54,986
		63,171
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.9%
Agere Systems, Inc.:
Class A (a)	2,839,000	$ 7,211
Class B (a)	2,301,700	5,639
Altera Corp. (a)	755,100	17,284
Atheros Communications, Inc. (c)	580,494	6,494
Cabot Microelectronics Corp. (a)	3,100	97
Conexant Systems, Inc. (a)	2,400,000	11,328
DuPont Photomasks, Inc. (a)	8,900	197
Hi/fn, Inc. (a)	43,712	426
Integrated Circuit Systems, Inc. (a)	769,900	21,141
Integrated Device Technology, Inc. (a)	872,400	12,720
Intel Corp.	201,100	5,741
Intersil Corp. Class A	1,255,600	26,682
KLA-Tencor Corp. (a)	7,900	381
Lam Research Corp. (a)	631,800	15,877
Microchip Technology, Inc.	2,943,600	93,342
Micron Technology, Inc. (a)	414,700	6,233
National Semiconductor Corp. (a)	1,064,400	23,066
Novellus Systems, Inc. (a)	469,600	15,633
NVIDIA Corp. (a)	45,885	1,082
Omnivision Technologies, Inc. (a)	13,600	319
Photronics, Inc. (a)	995,300	17,597
PMC-Sierra, Inc. (a)	3,596,354	50,709
Rambus, Inc. (a)	140,600	2,736
Samsung Electronics Co. Ltd.	90	40
Silicon Laboratories, Inc. (a)	60,767	3,171
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	19,952	203
Texas Instruments, Inc.	580,600	15,159
United Microelectronics Corp. sponsored ADR (a)	88,200	441
		360,949
Software - 4.6%
Adobe Systems, Inc.	534,700	23,864
BEA Systems, Inc. (a)	1,231,031	10,624
BMC Software, Inc. (a)	265,100	4,676
Citrix Systems, Inc. (a)	597,300	12,573
Cognos, Inc. (a)	85,900	2,883
Concord Communications, Inc. (a)	20,000	228
E.piphany, Inc. (a)	775,215	3,644
Electronic Arts, Inc. (a)	587,800	29,878
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
FileNET Corp. (a)	262,572	$ 7,181
Jack Henry & Associates, Inc.	194,600	3,775
Manhattan Associates, Inc. (a)	45,747	1,304
Mercury Interactive Corp. (a)	944,800	45,294
Parametric Technology Corp. (a)	1,811,492	8,786
Red Hat, Inc. (a)	295,700	8,081
Siebel Systems, Inc. (a)	2,447,191	26,430
Symantec Corp. (a)	827,811	37,914
VERITAS Software Corp. (a)	543,739	14,463
		241,598
TOTAL INFORMATION TECHNOLOGY		1,427,915
MATERIALS - 1.9%
Chemicals - 0.6%
Dow Chemical Co.	207,700	8,287
Ferro Corp.	310,200	7,941
International Flavors & Fragrances, Inc.	137,300	4,940
Olin Corp.	395,400	6,504
Praxair, Inc.	73,400	2,715
		30,387
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	428,500	6,355
Pactiv Corp. (a)	228,100	5,379
Sealed Air Corp. (a)	407,200	20,470
		32,204
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	364,870	12,271
Massey Energy Co.	372,900	9,181
Metal Management, Inc. (a)	96,600	1,514
Phelps Dodge Corp. (a)	183,500	12,460
		35,426
TOTAL MATERIALS		98,017
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
Philippine Long Distance Telephone Co. sponsored ADR (a)	134,100	2,612
Qwest Communications International, Inc. (a)	1,557,500	5,841
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	531,500	$ 12,597
Sprint Corp. - FON Group	662,200	11,761
XO Communications, Inc. (a)	235,200	941
		33,752
Wireless Telecommunication Services - 0.6%
Arch Wireless, Inc. Class A (a)	188,300	5,967
KDDI Corp.	1,842	10,758
MobilCom AG	299,000	6,106
Wireless Facilities, Inc. (a)	797,500	7,560
		30,391
TOTAL TELECOMMUNICATION SERVICES		64,143
TOTAL COMMON STOCKS (Cost $4,403,761)		5,185,026
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(c)	96,800	176
Procket Networks, Inc. Series C (c)	1,544,677	386
		562
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,924)		562
Money Market Funds - 3.4%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	19,563,049	$ 19,563
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	155,977,493	155,977
TOTAL MONEY MARKET FUNDS (Cost $175,540)		175,540
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $4,596,225)		5,361,128
NET OTHER ASSETS - (2.5)%		(130,167)
NET ASSETS - 100%		$ 5,230,961
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,056,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 5,000
Chorum Technologies, Inc. Series E	9/19/00	$ 1,669
Procket Networks, Inc. Series C	11/15/00 - 2/9/01	$ 15,255
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,697,204,000 and $2,972,958,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $468,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $14,669,000. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Income Tax Information

At November 30, 2003, the fund had a capital loss carryforward of approximately $13,415,505,000 of which $8,287,843,000, $3,237,199,000 and $1,890,463,000 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $153,204) (cost $4,596,225) - See accompanying schedule		$ 5,361,128
Receivable for investments sold		42,284
Receivable for fund shares sold		5,969
Dividends receivable		2,215
Interest receivable		12
Prepaid expenses		15
Other affiliated receivables		24
Other receivables		1,204
Total assets		5,412,851

Liabilities
Payable for investments purchased	$ 17,564
Payable for fund shares redeemed	4,256
Accrued management fee	1,737
Other affiliated payables	1,751
Other payables and accrued expenses	605
Collateral on securities loaned, at value	155,977
Total liabilities		181,890

Net Assets		$ 5,230,961
Net Assets consist of:
Paid in capital		$ 17,662,869
Accumulated net investment loss		(8,465)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(13,188,351)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		764,908
Net Assets, for 334,028 shares outstanding		$ 5,230,961
Net Asset Value, offering price and redemption price per share ($5,230,961 ÷ 334,028 shares)		$ 15.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 10,801
Interest		163
Security lending		379
Total income		11,343

Expenses
Management fee Basic fee	$ 16,402
Performance adjustment	(5,917)
Transfer agent fees	9,627
Accounting and security lending fees	510
Non-interested trustees' compensation	16
Depreciation in deferred trustee compensation account	(19)
Custodian fees and expenses	67
Registration fees	25
Audit	42
Legal	11
Interest	5
Miscellaneous	592
Total expenses before reductions	21,361
Expense reductions	(1,553)	19,808
Net investment income (loss)		(8,465)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	251,024
Foreign currency transactions	2
Total net realized gain (loss)		251,026
Change in net unrealized appreciation (depreciation) on: Investment securities	106,073
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		106,076
Net gain (loss)		357,102
Net increase (decrease) in net assets resulting from operations		$ 348,637

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,465)	$ (2,469)
Net realized gain (loss)	251,026	(722,501)
Change in net unrealized appreciation (depreciation)	106,076	1,605,863
Net increase (decrease) in net assets resulting from operations	348,637	880,893
Share transactions Net proceeds from sales of shares	539,857	931,374
Cost of shares redeemed	(891,705)	(1,075,152)
Net increase (decrease) in net assets resulting from share transactions	(351,848)	(143,778)
Redemption fees	717	1,121
Total increase (decrease) in net assets	(2,494)	738,236

Net Assets
Beginning of period	5,233,455	4,495,219
End of period (including accumulated net investment loss of $8,465 and $0, respectively)	$ 5,230,961	$ 5,233,455
Other Information Shares
Sold	35,091	74,899
Redeemed	(58,343)	(86,993)
Net increase (decrease)	(23,252)	(12,094)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 14.65	$ 12.17	$ 18.99	$ 40.13	$ 53.05	$ 29.86
Income from Investment Operations
Net investment income (loss) D	(.02)	(.01)	(.05)	(.17)	(.32)	(.23)
Net realized and unrealized gain (loss)	1.03	2.49	(6.77)	(14.72)	(8.03)	26.12
Total from investment operations	1.01	2.48	(6.82)	(14.89)	(8.35)	25.89
Distributions from net realized gain	-	-	-	(6.26)	(4.61)	(2.72)
Redemption fees added to paid in capital D	- F	- F	- F	.01	.04	.02
Net asset value, end of period	$ 15.66	$ 14.65	$ 12.17	$ 18.99	$ 40.13	$ 53.05
Total ReturnB,C	6.89%	20.38%	(35.91)%	(44.42)%	(17.94)%	93.91%
Ratios to Average Net Assets E
Expenses before expense reductions	.81% A	.68%	.65%	.97%	.91%	.99%
Expenses net of voluntary waivers, if any	.81% A	.68%	.65%	.97%	.91%	.99%
Expenses net of all reductions	.76% A	.59%	.55%	.92%	.89%	.97%
Net investment income (loss)	(.32)% A	(.05)%	(.39)%	(.64)%	(.55)%	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 5,231	$ 5,233	$ 4,495	$ 7,442	$ 14,607	$ 11,583
Portfolio turnover rate	104% A	176%	114%	118%	176%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Aggressive Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to futures transactions, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,027,787
Unrealized depreciation	(288,228)
Net unrealized appreciation (depreciation)	$ 739,559
Cost for federal income tax purposes	$ 4,621,569

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .40% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .37% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $161 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,532 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $20, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	11,409,332,516.64	72.882
Against	3,260,210,144.27	20.826
Abstain	678,535,496.25	4.334
Broker Non-Votes	306,568,548.60	1.958
TOTAL	15,654,646,705.76	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	14,583,400,319.55	93.157
Withheld	1,071,246,386.21	6.843
TOTAL	15,654,646,705.76	100.000
Ralph F. Cox
Affirmative	14,571,732,524.50	93.082
Withheld	1,082,914,181.26	6.918
TOTAL	15,654,646,705.76	100.000
Laura B. Cronin
Affirmative	14,403,325,218.88	92.007
Withheld	1,251,321,486.88	7.993
TOTAL	15,654,646,705.76	100.000
Robert M. Gates
Affirmative	14,585,233,401.72	93.169
Withheld	1,069,413,304.04	6.831
TOTAL	15,654,646,705.76	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	14,594,586,462.70	93.228
Withheld	1,060,060,243.06	6.772
TOTAL	15,654,646,705.76	100.000
Abigail P. Johnson
Affirmative	14,560,528,472.79	93.011
Withheld	1,094,118,232.97	6.989
TOTAL	15,654,646,705.76	100.000
Edward C. Johnson 3d
Affirmative	14,529,687,967.52	92.814
Withheld	1,124,958,738.24	7.186
TOTAL	15,654,646,705.76	100.000
Donald J. Kirk
Affirmative	14,582,132,756.96	93.149
Withheld	1,072,513,948.80	6.851
TOTAL	15,654,646,705.76	100.000
Marie L. Knowles
Affirmative	14,601,265,136.66	93.271
Withheld	1,053,381,569.10	6.729
TOTAL	15,654,646,705.76	100.000
Ned C. Lautenbach
Affirmative	14,605,599,692.81	93.299
Withheld	1,049,047,012.95	6.701
TOTAL	15,654,646,705.76	100.000
Marvin L. Mann
Affirmative	14,580,125,404.96	93.136
Withheld	1,074,521,300.80	6.864
TOTAL	15,654,646,705.76	100.000
William O. McCoy
Affirmative	14,569,499,046.31	93.068
Withheld	1,085,147,659.45	6.932
TOTAL	15,654,646,705.76	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	14,598,307,412.02	93.252
Withheld	1,056,339,293.74	6.748
TOTAL	15,654,646,705.76	100.000
William S. Stavropoulos
Affirmative	14,569,692,813.67	93.069
Withheld	1,084,953,892.09	6.931
TOTAL	15,654,646,705.76	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

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Semiannual Report

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Fidelity®

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Fund

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	3.6	2.9
Microsoft Corp.	3.0	3.1
Network Appliance, Inc.	2.4	2.2
UnitedHealth Group, Inc.	2.1	0.2
Red Hat, Inc.	2.1	1.0
QUALCOMM, Inc.	2.1	0.8
Celgene Corp.	2.0	1.6
General Electric Co.	1.8	1.7
Yahoo!, Inc.	1.7	1.3
Sepracor, Inc.	1.6	0.9
	22.4
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	33.7	37.9
Health Care	29.2	23.6
Consumer Staples	9.6	6.3
Consumer Discretionary	9.3	10.6
Industrials	9.2	9.8
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 99.5%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	4.6%	** Foreign investments	7.0%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.3%
Hotels, Restaurants & Leisure - 1.8%
Krispy Kreme Doughnuts, Inc. (a)(c)	3,676,800	$ 78,941
McDonald's Corp.	6,175,000	163,020
Orbitz, Inc. Class A (c)	1,095,000	22,174
Starbucks Corp. (a)	2,979,200	121,075
The Cheesecake Factory, Inc. (a)	508,000	19,822
Wynn Resorts Ltd. (a)	750,000	28,950
		433,982
Household Durables - 0.4%
LG Electronics, Inc.	350,000	20,318
Sharp Corp.	3,400,000	57,689
Tupperware Corp.	1,300,000	23,751
		101,758
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	3,685,000	177,949
eBay, Inc. (a)	2,243,600	199,232
Netflix, Inc. (a)(c)	3,800,000	125,476
		502,657
Media - 0.9%
Comcast Corp. Class A (special) (a)	1,000,000	28,350
Liberty Media Corp. Class A (a)	855,326	9,391
Pixar (a)	480,000	32,568
Time Warner, Inc. (a)	1,631,950	27,808
TiVo, Inc. (a)(c)	6,953,259	52,914
Viacom, Inc. Class B (non-vtg.)	841,977	31,061
Walt Disney Co.	211,500	4,964
XM Satellite Radio Holdings, Inc. Class A (a)	625,000	15,738
		202,794
Multiline Retail - 0.5%
Kohl's Corp. (a)	385,000	18,311
Nordstrom, Inc.	370,000	15,004
Target Corp.	1,830,000	81,801
		115,116
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	349,200	13,008
Best Buy Co., Inc.	160,000	8,442
Gap, Inc.	382,825	9,245
Home Depot, Inc.	5,331,150	191,495
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	1,100,400	$ 58,948
Staples, Inc.	5,197,068	143,335
		424,473
Textiles Apparel & Luxury Goods - 1.8%
Coach, Inc. (a)	8,318,600	362,774
NIKE, Inc. Class B	1,042,000	74,138
		436,912
TOTAL CONSUMER DISCRETIONARY		2,217,692
CONSUMER STAPLES - 9.6%
Beverages - 1.7%
PepsiCo, Inc.	3,706,640	197,823
The Coca-Cola Co.	4,147,500	212,974
		410,797
Food & Staples Retailing - 3.5%
Albertsons, Inc.	4,200,000	98,406
Costco Wholesale Corp.	2,130,800	80,502
CVS Corp.	718,890	29,963
Sysco Corp.	3,070,000	115,125
Wal-Mart Stores, Inc.	5,476,700	305,216
Walgreen Co.	850,000	29,759
Whole Foods Market, Inc.	1,905,000	163,830
		822,801
Food Products - 0.6%
Archer-Daniels-Midland Co.	2,975,000	49,474
Dean Foods Co. (a)	1,301,280	45,935
Kraft Foods, Inc. Class A	349,600	10,439
McCormick & Co., Inc. (non-vtg.)	1,285,000	45,553
Wm. Wrigley Jr. Co.	20,000	1,256
		152,657
Household Products - 2.4%
Clorox Co.	2,160,000	113,098
Colgate-Palmolive Co.	1,250,000	71,500
Kimberly-Clark Corp.	3,626,600	238,993
Procter & Gamble Co.	1,262,800	136,155
		559,746
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 1.1%
Avon Products, Inc.	485,000	$ 43,000
Gillette Co.	5,013,496	216,032
		259,032
Tobacco - 0.3%
Altria Group, Inc.	1,433,380	68,759
TOTAL CONSUMER STAPLES		2,273,792
ENERGY - 3.2%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	2,662,500	90,605
Diamond Offshore Drilling, Inc.	1,227,900	27,738
Schlumberger Ltd. (NY Shares)	1,999,600	114,317
Weatherford International Ltd. (a)	2,395,120	99,421
		332,081
Oil & Gas - 1.8%
Anadarko Petroleum Corp.	1,115,000	60,790
Apache Corp.	3,020,000	121,887
ConocoPhillips	851,905	62,470
Devon Energy Corp.	1,670,000	99,131
EOG Resources, Inc.	560,000	29,921
Noble Energy, Inc.	425,000	19,270
Premcor, Inc. (a)	1,066,000	39,048
		432,517
TOTAL ENERGY		764,598
FINANCIALS - 3.9%
Capital Markets - 0.7%
Charles Schwab Corp.	7,503,375	73,533
Nomura Holdings, Inc.	6,199,300	95,469
State Street Corp.	185,000	8,958
		177,960
Commercial Banks - 0.3%
Bank One Corp.	540,000	26,163
Synovus Financial Corp.	426,900	10,993
Wells Fargo & Co.	750,000	44,100
		81,256
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - 0.8%
American Express Co.	3,562,548	$ 180,621
Rewards Network, Inc. (a)	1,035,000	10,205
		190,826
Diversified Financial Services - 0.1%
Citigroup, Inc.	400,197	18,581
Insurance - 0.9%
American International Group, Inc.	2,388,750	175,095
Prudential Financial, Inc.	243,000	10,765
Scottish Re Group Ltd.	753,440	16,576
		202,436
Thrifts & Mortgage Finance - 1.1%
Fannie Mae	3,949,300	267,368
TOTAL FINANCIALS		938,427
HEALTH CARE - 29.2%
Biotechnology - 11.0%
Abgenix, Inc. (a)	2,375,000	35,910
Affymetrix, Inc. (a)(c)	6,038,800	178,628
Alexion Pharmaceuticals, Inc. (a)(c)	2,189,290	43,895
Alkermes, Inc. (a)(c)	6,294,265	90,637
Amgen, Inc. (a)	1,845,000	100,922
Amylin Pharmaceuticals, Inc. (a)	2,550,000	56,508
Applera Corp. - Celera Genomics Group (a)	7,459,848	83,774
Biogen Idec, Inc. (a)	244,164	15,175
Celgene Corp. (a)(c)	8,175,586	466,008
CV Therapeutics, Inc. (a)(c)	2,697,700	35,286
Exelixis, Inc. (a)	2,825,000	26,047
Gen-Probe, Inc. (a)	115,000	4,823
Genentech, Inc. (a)	1,890,800	113,089
Genzyme Corp. - General Division (a)	1,640,000	71,471
Human Genome Sciences, Inc. (a)(c)	12,755,010	138,647
ImClone Systems, Inc. (a)	3,140,074	232,365
Immunomedics, Inc. (a)(c)	4,987,700	30,225
Ligand Pharmaceuticals, Inc. Class B (a)	300,000	6,132
Medarex, Inc. (a)	3,638,020	30,450
MedImmune, Inc. (a)	1,787,800	43,032
Millennium Pharmaceuticals, Inc. (a)	1,002,077	14,941
Myogen, Inc.	745,000	7,785
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Neurocrine Biosciences, Inc. (a)(c)	2,237,908	$ 128,210
ONYX Pharmaceuticals, Inc. (a)(c)	1,755,000	82,432
OSI Pharmaceuticals, Inc. (a)(c)	3,230,330	264,758
Protein Design Labs, Inc. (a)	4,064,802	79,304
Regeneron Pharmaceuticals, Inc. (a)(c)	5,327,200	59,824
Seattle Genetics, Inc. (a)	259,400	1,790
Tanox, Inc. (a)(c)	2,671,000	43,991
Telik, Inc. (a)	476,300	10,907
Transkaryotic Therapies, Inc. (a)	1,134,188	16,355
Tularik, Inc. (a)	1,380,500	34,154
Vertex Pharmaceuticals, Inc. (a)(c)	7,636,687	67,203
		2,614,678
Health Care Equipment & Supplies - 3.0%
Applera Corp. - Applied Biosystems Group	376,800	7,302
Boston Scientific Corp. (a)	1,288,000	57,058
Guidant Corp.	125,000	6,793
Hospira, Inc. (a)	321,520	8,244
Medtronic, Inc.	1,699,964	81,428
Millipore Corp. (a)(c)	3,365,000	185,041
St. Jude Medical, Inc. (a)	2,054,600	156,684
Thoratec Corp. (a)(c)	5,522,809	80,578
VISX, Inc. (a)(c)	2,700,000	63,477
Zimmer Holdings, Inc. (a)	730,970	62,388
		708,993
Health Care Providers & Services - 4.9%
Cardinal Health, Inc.	1,270,557	86,029
Caremark Rx, Inc. (a)	1,560,000	48,672
Cerner Corp. (a)(c)	3,202,943	136,958
McKesson Corp.	1,760,000	60,544
Medco Health Solutions, Inc. (a)	2,976,360	104,262
UnitedHealth Group, Inc.	7,845,700	511,932
WebMD Corp. (a)(c)	25,929,200	229,733
		1,178,130
Pharmaceuticals - 10.3%
Abbott Laboratories	3,215,200	132,498
Allergan, Inc.	500,000	44,450
Barr Pharmaceuticals, Inc. (a)	655,175	28,579
Bristol-Myers Squibb Co.	1,209,700	30,569
Dr. Reddy's Laboratories Ltd. ADR	2,700,000	50,004
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Elan Corp. PLC sponsored ADR (a)	12,325,000	$ 289,514
Eli Lilly & Co.	1,770,000	130,396
Forest Laboratories, Inc. (a)	20,000	1,268
Johnson & Johnson	4,903,300	273,163
Merck & Co., Inc.	2,974,300	140,684
Pfizer, Inc.	24,261,000	857,383
Schering-Plough Corp.	3,112,600	52,603
Sepracor, Inc. (a)(c)	8,551,273	380,446
Watson Pharmaceuticals, Inc. (a)	110,100	4,112
Wyeth	1,025,200	36,907
		2,452,576
TOTAL HEALTH CARE		6,954,377
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.6%
Boeing Co.	7,990,000	365,942
Lockheed Martin Corp.	475,100	23,536
		389,478
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	1,004,800	72,064
Airlines - 3.4%
AMR Corp. (a)(c)	15,962,500	183,888
JetBlue Airways Corp. (a)(c)	7,127,434	205,413
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/06 (a)	3,230,000	17,123
sponsored ADR (a)	4,336,094	133,075
Southwest Airlines Co.	16,621,763	257,804
		797,303
Commercial Services & Supplies - 0.8%
Hudson Highland Group, Inc. (a)(c)	878,591	24,381
Monster Worldwide, Inc. (a)(c)	6,042,465	152,935
Robert Half International, Inc.	795,000	22,244
		199,560
Electrical Equipment - 0.0%
Microvision, Inc. (a)(c)	1,263,000	10,773
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 2.4%
3M Co.	1,515,000	$ 128,108
General Electric Co.	13,925,000	433,346
		561,454
Machinery - 0.7%
AGCO Corp. (a)	867,800	16,627
Deere & Co.	2,114,900	138,949
Pall Corp.	405,000	9,793
		165,369
TOTAL INDUSTRIALS		2,196,001
INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 6.4%
Adaptec, Inc. (a)	1,290,000	10,565
Avaya, Inc. (a)	6,460,000	102,262
CIENA Corp. (a)	724,400	2,608
Cisco Systems, Inc. (a)	10,562,600	233,962
Corning, Inc. (a)	14,878,000	184,338
F5 Networks, Inc. (a)	325,000	9,649
Harmonic, Inc. (a)(c)	4,273,161	27,305
Harris Corp.	87,500	4,046
Juniper Networks, Inc. (a)	605,000	12,651
Motorola, Inc.	3,275,000	64,747
NMS Communications Corp. (a)(c)	3,074,798	26,443
QUALCOMM, Inc.	7,319,200	490,899
Research in Motion Ltd. (a)	1,520,000	182,294
Sonus Networks, Inc. (a)(c)	24,444,770	133,224
Telefonaktiebolaget LM Ericsson ADR (a)	825,000	23,059
UTStarcom, Inc. (a)	760,000	23,647
		1,531,699
Computers & Peripherals - 5.4%
Apple Computer, Inc. (a)	2,900,000	81,374
Avid Technology, Inc. (a)(c)	2,627,600	136,688
Dell, Inc. (a)	7,570,600	266,334
Gateway, Inc. (a)	1,300,000	5,265
Hewlett-Packard Co.	225,000	4,779
International Business Machines Corp.	749,800	66,425
Lexmark International, Inc. Class A (a)	1,201,900	113,363
Network Appliance, Inc. (a)(c)	28,347,208	561,275
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Pinnacle Systems, Inc. (a)(c)	6,338,029	$ 46,077
Sun Microsystems, Inc. (a)	2,141,500	9,059
		1,290,639
Electronic Equipment & Instruments - 0.9%
Photon Dynamics, Inc. (a)	455,000	14,683
Symbol Technologies, Inc.	4,987,000	73,459
Trimble Navigation Ltd. (a)	2,287,500	61,808
Universal Display Corp. (a)	1,155,000	13,259
Veeco Instruments, Inc. (a)(c)	1,545,000	39,892
		203,101
Internet Software & Services - 1.7%
Yahoo!, Inc. (a)	13,401,340	410,885
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)(c)	4,175,379	193,070
First Data Corp.	50,000	2,165
Hewitt Associates, Inc. Class A (a)(c)	1,956,000	61,614
		256,849
Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc. (a)	3,475,000	54,036
Altera Corp. (a)	1,379,400	31,574
Analog Devices, Inc.	1,949,900	95,838
Applied Materials, Inc. (a)	2,015,400	40,227
Applied Micro Circuits Corp. (a)	11,360,000	61,230
Atheros Communications, Inc.	365,000	4,537
Atheros Communications, Inc. (d)	1,741,486	19,482
Cirrus Logic, Inc. (a)(c)	8,305,000	61,706
Cree, Inc. (a)(c)	7,420,750	170,751
FEI Co. (a)(c)	2,510,000	62,625
Integrated Circuit Systems, Inc. (a)	97,600	2,680
Intel Corp.	11,965,800	341,624
International Rectifier Corp. (a)	708,600	31,370
KLA-Tencor Corp. (a)	510,000	24,572
Kopin Corp. (a)	120,000	650
Linear Technology Corp.	625,800	24,819
Micron Technology, Inc. (a)	291,800	4,386
MIPS Technologies, Inc. (a)(c)	3,811,227	26,450
National Semiconductor Corp. (a)	12,233,204	265,094
O2Micro International Ltd. (a)(c)	3,439,790	59,543
Omnivision Technologies, Inc. (a)(c)	5,552,478	130,039
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Pixelworks, Inc. (a)	675,000	$ 12,204
PMC-Sierra, Inc. (a)	3,425,000	48,293
Power Integrations, Inc. (a)	1,312,500	36,146
Samsung Electronics Co. Ltd.	50,000	22,327
Silicon Image, Inc. (a)(c)	7,236,700	86,117
Silicon Laboratories, Inc. (a)	104,200	5,438
Texas Instruments, Inc.	7,856,000	205,120
Trident Microsystems, Inc. (a)(c)	1,665,571	25,483
Virage Logic Corp. (a)(c)	2,096,790	15,789
Xilinx, Inc.	9,600,100	350,212
		2,320,362
Software - 8.4%
Adobe Systems, Inc.	1,922,400	85,797
BEA Systems, Inc. (a)	20,043,728	172,977
Macromedia, Inc. (a)	105,000	2,730
Magma Design Automation, Inc. (a)(c)	1,839,063	35,126
Mercury Interactive Corp. (a)	415,000	19,895
Microsoft Corp.	27,390,000	721,727
Novell, Inc. (a)(c)	24,695,000	224,971
Oracle Corp. (a)	3,765,000	42,620
PeopleSoft, Inc. (a)	1,069,628	19,125
Red Hat, Inc. (a)(c)	18,308,701	500,377
Symantec Corp. (a)	3,182,900	145,777
Synopsys, Inc. (a)	20,000	592
VERITAS Software Corp. (a)	825,422	21,956
		1,993,670
TOTAL INFORMATION TECHNOLOGY		8,007,205
MATERIALS - 0.6%
Chemicals - 0.4%
Minerals Technologies, Inc.	260,000	14,950
Monsanto Co.	2,377,389	82,020
		96,970
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 0.2%
Barrick Gold Corp.	1,092,500	$ 22,597
Nucor Corp.	265,000	17,450
		40,047
TOTAL MATERIALS		137,017
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	525,000	2,048
Wireless Telecommunication Services - 0.8%
Nextel Communications, Inc. Class A (a)	7,625,000	176,366
Vodafone Group PLC sponsored ADR	312,660	7,429
		183,795
TOTAL TELECOMMUNICATION SERVICES		185,843
TOTAL COMMON STOCKS (Cost $21,145,106)		23,674,952
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Procket Networks, Inc. Series C (d)	2,531,390	633
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (d)	1,373,363	4,807
TOTAL PREFERRED STOCKS (Cost $32,553)		5,440
Money Market Funds - 2.2%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.09% (b)	84,082,388	$ 84,082
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	444,859,250	444,859
TOTAL MONEY MARKET FUNDS (Cost $528,941)		528,941
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $21,706,600)		24,209,333
NET OTHER ASSETS - (1.7)%		(411,001)
NET ASSETS - 100%		$ 23,798,332
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,922,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Geneprot, Inc. Series A	7/7/00	$ 7,553
Procket Networks, Inc. Series C	2/9/01	$ 25,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,576,456,000 and $6,150,020,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $431,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $7,604,000. The weighted average interest rate was 1.13%. At period end there were no interfund loans outstanding.

Income Tax Information

At November 30, 2003, the fund had a capital loss carryforward of approximately $6,494,065,000 of which $3,874,888,000, $2,490,827,000 and $128,350,000 will expire on November 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2004 approximately $4,334,000 of losses recognized during the period November 1, 2003 to November 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $433,039) (cost $21,706,600) - See accompanying schedule		$ 24,209,333
Cash		574
Receivable for investments sold		81,901
Receivable for fund shares sold		42,257
Dividends receivable		14,990
Interest receivable		91
Prepaid expenses		60
Other affiliated receivables		51
Other receivables		2,075
Total assets		24,351,332

Liabilities
Payable for investments purchased	$ 72,246
Payable for fund shares redeemed	18,359
Accrued management fee	11,506
Other affiliated payables	4,902
Other payables and accrued expenses	1,128
Collateral on securities loaned, at value	444,859
Total liabilities		553,000

Net Assets		$ 23,798,332
Net Assets consist of:
Paid in capital		$ 26,860,418
Accumulated net investment loss		(24,570)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,540,225)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,502,709
Net Assets, for 458,951 shares outstanding		$ 23,798,332
Net Asset Value, offering price and redemption price per share ($23,798,332 ÷ 458,951 shares)		$ 51.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 68,201
Interest		627
Security lending		852
Total income		69,680

Expenses
Management fee Basic fee	$ 67,235
Performance adjustment	288
Transfer agent fees	26,337
Accounting and security lending fees	900
Non-interested trustees' compensation	70
Depreciation in deferred trustee compensation account	(10)
Custodian fees and expenses	360
Registration fees	140
Audit	94
Legal	55
Miscellaneous	1,115
Total expenses before reductions	96,584
Expense reductions	(2,334)	94,250
Net investment income (loss)		(24,570)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of $161,302 on sales of investments in affiliated issuers)	1,114,832
Foreign currency transactions	(589)
Total net realized gain (loss)		1,114,243
Change in net unrealized appreciation (depreciation) on: Investment securities	13,571
Assets and liabilities in foreign currencies	44
Total change in net unrealized appreciation (depreciation)		13,615
Net gain (loss)		1,127,858
Net increase (decrease) in net assets resulting from operations		$ 1,103,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (24,570)	$ (4,632)
Net realized gain (loss)	1,114,243	153,382
Change in net unrealized appreciation (depreciation)	13,615	4,239,212
Net increase (decrease) in net assets resulting from operations	1,103,288	4,387,962
Share transactions Net proceeds from sales of shares	3,699,454	6,440,907
Cost of shares redeemed	(3,385,101)	(4,871,342)
Net increase (decrease) in net assets resulting from share transactions	314,353	1,569,565
Total increase (decrease) in net assets	1,417,641	5,957,527

Net Assets
Beginning of period	22,380,691	16,423,164
End of period (including accumulated net investment loss of $24,570)	$ 23,798,332	$ 22,380,691
Other Information Shares
Sold	72,371	154,109
Redeemed	(66,501)	(118,401)
Net increase (decrease)	5,870	35,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 49.40	$ 39.35	$ 52.85	$ 74.76	$ 74.58	$ 50.22
Income from Investment Operations
Net investment income (loss) D	(.05)	(.01)	(.16)	(.17)	(.28)	(.06)
Net realized and unrealized gain (loss)	2.50	10.06	(13.34)	(15.03)	7.26	28.25
Total from investment operations	2.45	10.05	(13.50)	(15.20)	6.98	28.19
Distributions from net investment income	-	-	-	-	-	(.09)
Distributions from net realized gain	-	-	-	(6.71)	(6.80)	(3.74)
Total distributions	-	-	-	(6.71)	(6.80)	(3.83)
Net asset value, end of period	$ 51.85	$ 49.40	$ 39.35	$ 52.85	$ 74.76	$ 74.58
Total Return B, C	4.96%	25.54%	(25.54)%	(22.55)%	9.22%	60.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.83% A	.85%	1.12%	.98%	.87%	.74%
Expenses net of voluntary waivers, if any	.83% A	.85%	1.12%	.98%	.87%	.74%
Expenses net of all reductions	.81% A	.83%	1.08%	.95%	.85%	.72%
Net investment income (loss)	(.21)% A	(.03)%	(.38)%	(.29)%	(.31)%	(.11)%
Supplemental Data
Net assets, end of period (in millions)	$ 23,798	$ 22,381	$ 16,423	$ 22,444	$ 29,079	$ 19,222
Portfolio turnover rate	53% A	47%	63%	93%	69%	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,418,868
Unrealized depreciation	(3,068,328)
Net unrealized appreciation (depreciation)	$ 2,350,540
Cost for federal income tax purposes	$ 21,858,793

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $620 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,223 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $110, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Affymetrix, Inc.	$ -	$ 194,673	$ -	$ -	$ 178,628
Alexion Pharmaceuticals, Inc.	40,913	171	-	-	43,895
Alkermes, Inc.	35,636	49,989	-	-	90,637
AMR Corp.	201,584	3,503	-	-	183,888
Avid Technology, Inc.	138,947	-	-	-	136,688
BEA Systems, Inc.	341,868	2,442	79,788	-	172,977
Celgene Corp.	366,520	7,308	-	-	466,008
Cerner Corp.	87,845	51,139	-	-	136,958
Cirrus Logic, Inc.	14,620	51,493	-	-	61,706
Cognizant Technology Solutions Corp. Class A	167,897	24,930	-	-	193,070
Cree, Inc.	134,591	2,352	-	-	170,751
CV Therapeutics, Inc.	50,814	293	1,957	-	35,286
Esperion Therapeutics, Inc.	73,802	-	112,357	-	-
FEI Co.	42,378	17,093	-	-	62,625
Harmonic, Inc.	50,994	2,689	15,063	-	27,305
Hewitt Associates, Inc. Class A	30,956	30,174	-	-	61,614
Hudson Highland Group, Inc.	3,489	19,468	731	-	24,381
Human Genome Sciences, Inc.	161,856	1,487	-	-	138,647
Immunomedics, Inc.	19,253	-	-	-	30,225
JetBlue Airways Corp.	131,270	84,568	-	-	205,413
Krispy Kreme Doughnuts, Inc	127,833	18,761	-	-	78,941
Magma Design Automation, Inc.	13,876	26,995	-	-	35,126
Microvision, Inc.	2,864	7,766	-	-	10,773
Millipore Corp.	109,808	42,003	-	-	185,041
MIPS Technologies, Inc.	20,771	-	-	-	26,450
Monster Worldwide, Inc.	76,398	64,914	-	-	152,935
National Semiconductor Corp.	473,656	-	184,244	-	265,094
Netflix, Inc.	39,200	60,102	-	-	125,476
Network Appliance, Inc.	494,489	147,500	-	-	561,275

Semiannual Report

8. Transactions with Affiliated Companies - continued

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Neurocrine Biosciences, Inc.	$ 105,814	$ 14,153	$ -	$ -	$ 128,210
NMS Communications Corp.	19,655	-	2,238	-	26,443
Novell, Inc.	41,800	234,937	-	-	224,971
O2Micro International Ltd.	92,246	289	6,336	-	59,543
Omnivision Technologies, Inc.	168,747	10,107	-	-	130,039
ONYX Pharmaceuticals, Inc.	20,866	46,146	8,880	-	82,432
Orbitz, Inc. Class A	-	28,332	1,045	-	22,174
OSI Pharmaceuticals, Inc.	77,671	60,608	2,979	-	264,758
Photon Dynamics, Inc.	65,500	-	37,501	-	14,683
Pinnacle Systems, Inc.	52,859	-	-	-	46,077
Red Hat, Inc.	228,472	26,844	-	-	500,377
Regeneron Pharmaceuticals, Inc.	64,028	5,670	-	-	59,824
Sepracor, Inc.	208,564	4,648	-	-	380,446
Silicon Image, Inc.	52,235	2,160	-	-	86,117
Sonus Networks, Inc.	218,151	3,103	-	-	133,224
Tanox, Inc.	40,172	-	-	-	43,991
Thoratec Corp.	77,137	737	-	-	80,578
TiVo, Inc.	584	69,870	-	-	52,914
Trident Microsystems, Inc.	37,972	105	7,174	-	25,483
Veeco Instruments, Inc.	31,713	12,578	-	-	39,892
Vertex Pharmaceuticals, Inc.	66,745	-	-	-	67,203
Virage Logic Corp.	21,849	-	-	-	15,789
VISX, Inc.	68,666	-	2,051	-	63,477
WebMD Corp.	237,252	-	-	-	229,733
TOTALS	$ 5,452,826	$ 1,432,100	$ 462,344	$ -	$ 6,640,191

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	11,409,332,516.64	72.882
Against	3,260,210,144.27	20.826
Abstain	678,535,496.25	4.334
Broker Non-Votes	306,568,548.60	1.958
TOTAL	15,654,646,705.76	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	14,583,400,319.55	93.157
Withheld	1,071,246,386.21	6.843
TOTAL	15,654,646,705.76	100.000
Ralph F. Cox
Affirmative	14,571,732,524.50	93.082
Withheld	1,082,914,181.26	6.918
TOTAL	15,654,646,705.76	100.000
Laura B. Cronin
Affirmative	14,403,325,218.88	92.007
Withheld	1,251,321,486.88	7.993
TOTAL	15,654,646,705.76	100.000
Robert M. Gates
Affirmative	14,585,233,401.72	93.169
Withheld	1,069,413,304.04	6.831
TOTAL	15,654,646,705.76	100.000
George H. Heilmeier
Affirmative	14,594,586,462.70	93.228
Withheld	1,060,060,243.06	6.772
TOTAL	15,654,646,705.76	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	14,560,528,472.79	93.011
Withheld	1,094,118,232.97	6.989
TOTAL	15,654,646,705.76	100.000
Edward C. Johnson 3d
Affirmative	14,529,687,967.52	92.814
Withheld	1,124,958,738.24	7.186
TOTAL	15,654,646,705.76	100.000
Donald J. Kirk
Affirmative	14,582,132,756.96	93.149
Withheld	1,072,513,948.80	6.851
TOTAL	15,654,646,705.76	100.000
Marie L. Knowles
Affirmative	14,601,265,136.66	93.271
Withheld	1,053,381,569.10	6.729
TOTAL	15,654,646,705.76	100.000
Ned C. Lautenbach
Affirmative	14,605,599,692.81	93.299
Withheld	1,049,047,012.95	6.701
TOTAL	15,654,646,705.76	100.000
Marvin L. Mann
Affirmative	14,580,125,404.96	93.136
Withheld	1,074,521,300.80	6.864
TOTAL	15,654,646,705.76	100.000
William O. McCoy
Affirmative	14,569,499,046.31	93.068
Withheld	1,085,147,659.45	6.932
TOTAL	15,654,646,705.76	100.000
Robert L. Reynolds
Affirmative	14,598,307,412.02	93.252
Withheld	1,056,339,293.74	6.748
TOTAL	15,654,646,705.76	100.000
William S. Stavropoulos
Affirmative	14,569,692,813.67	93.069
Withheld	1,084,953,892.09	6.931
TOTAL	15,654,646,705.76	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
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601 Larkspur Landing Circle
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10100 Santa Monica Blvd.
Los Angeles, CA

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73-575 El Paseo
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251 University Avenue
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8 Montgomery Street
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21701 Hawthorne Boulevard
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2001 North Main Street
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6300 Canoga Avenue
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Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
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Connecticut

48 West Putnam Avenue
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300 Atlantic Street
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29 South Main Street
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Delaware

222 Delaware Avenue
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Florida

4400 N. Federal Highway
Boca Raton, FL

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2948 N. Federal Highway
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Naples, FL

3501 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
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1700 East Golf Road
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3232 Lake Avenue
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Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GCF-USAN-0704
1.786812.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

New Millennium

Fund®

Semiannual Report

May 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Boston Scientific Corp.	5.3	4.1
QLogic Corp.	3.0	6.3
Smith International, Inc.	2.9	2.1
Genentech, Inc.	2.2	0.9
Adtran, Inc.	2.1	2.2
Puma AG	2.1	0.9
Thor Industries, Inc.	2.0	2.4
Juniper Networks, Inc.	1.9	2.4
Schlumberger Ltd. (NY Shares)	1.9	0.7
The Cheesecake Factory, Inc.	1.8	1.9
	25.2
Top Five Market Sectors as of May 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.6	39.6
Consumer Discretionary	23.4	27.0
Health Care	15.6	9.7
Energy	8.0	5.4
Industrials	6.9	5.1
Asset Allocation (% of fund's net assets)
As of May 31, 2004*		As of November 30, 2003**
	Stocks 96.8%		Stocks 97.9%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 3.1%		Short-Term Investments and Net Other Assets 2.0%
* Foreign investments	17.7%	** Foreign investments	14.1%

Semiannual Report

Investments May 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 0.5%
Continental AG	200,009	$ 8,978
Cooper Tire & Rubber Co.	30,400	641
Michelin SA (Compagnie Generale des Etablissements) Series B	185,511	9,064
		18,683
Automobiles - 4.2%
Bayerische Motoren Werke AG (BMW)	103,719	4,396
Brilliance China Automotive Holdings Ltd. sponsored ADR	239,000	9,166
Coachmen Industries, Inc.	299,100	4,833
Denway Motors Ltd.	13,878,000	6,499
Thor Industries, Inc.	2,559,800	71,188
Toyota Motor Corp. ADR	58,200	4,211
Winnebago Industries, Inc.	1,601,700	45,488
		145,781
Distributors - 0.3%
Genuine Parts Co.	34,600	1,302
Li & Fung Ltd.	5,166,000	7,655
		8,957
Hotels, Restaurants & Leisure - 5.0%
Alliance Gaming Corp. (a)	206,700	4,485
Applebee's International, Inc.	133,000	5,041
Cosi, Inc. (a)	23,100	144
GTECH Holdings Corp.	153,100	8,615
Harrah's Entertainment, Inc.	116,200	5,973
International Game Technology	436,100	17,139
International Speedway Corp.:
Class A	410,722	19,160
Class B	228,100	10,561
London Clubs International PLC (a)	220,386	514
Mandalay Resort Group	480,800	26,372
O'Charleys, Inc. (a)	15,300	279
Outback Steakhouse, Inc.	211,700	8,987
Quality Dining, Inc. (a)	158,800	357
Shuffle Master, Inc. (a)	49,500	1,657
Stanley Leisure PLC	163,100	1,405
The Cheesecake Factory, Inc. (a)	1,619,425	63,190
		173,879
Household Durables - 3.2%
Champion Enterprises, Inc. (a)	2,090,000	19,542
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Garmin Ltd.	1,422,550	$ 49,391
Harman International Industries, Inc.	380,100	30,461
Sony Corp. sponsored ADR	376,400	13,878
		113,272
Internet & Catalog Retail - 0.8%
eBay, Inc. (a)	304,500	27,040
Stamps.com, Inc.	65,750	869
		27,909
Leisure Equipment & Products - 0.2%
MarineMax, Inc. (a)	95,300	2,540
Mattel, Inc.	281,600	4,922
		7,462
Media - 2.7%
Cablevision Systems Corp. - NY Group Class A (a)	481,000	10,544
Charter Communications, Inc. Class A (a)	542,900	2,090
E.W. Scripps Co. Class A	68,900	7,328
Interpublic Group of Companies, Inc. (a)	773,500	11,123
John Wiley & Sons, Inc. Class A	67,400	2,143
Meredith Corp.	182,800	9,590
Reuters Group PLC sponsored ADR	954,800	38,154
Walt Disney Co.	249,300	5,851
Washington Post Co. Class B	9,600	9,127
		95,950
Multiline Retail - 0.9%
Federated Department Stores, Inc.	390,000	18,607
Neiman Marcus Group, Inc. Class A	67,900	3,504
Nordstrom, Inc.	77,100	3,126
Saks, Inc.	528,670	7,935
		33,172
Specialty Retail - 2.3%
AnnTaylor Stores Corp. (a)	652,350	18,468
AutoZone, Inc. (a)	17,000	1,475
Best Buy Co., Inc.	126,300	6,664
Chico's FAS, Inc. (a)	348,200	14,938
Claire's Stores, Inc.	640,000	13,248
Giordano International Ltd.	2,502,000	1,533
Guitar Center, Inc. (a)	47,000	2,016
Home Depot, Inc.	153,400	5,510
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pacific Sunwear of California, Inc. (a)	228,650	$ 4,973
West Marine, Inc. (a)	392,164	10,298
		79,123
Textiles Apparel & Luxury Goods - 3.2%
Bulgari Spa	337,797	3,260
Columbia Sportswear Co. (a)	112,050	6,062
Compagnie Financiere Richemont unit	130,880	3,374
Puma AG	305,676	74,629
Quiksilver, Inc. (a)	638,700	14,799
Stride Rite Corp.	775,900	8,186
Wolverine World Wide, Inc.	76,900	2,026
		112,336
TOTAL CONSUMER DISCRETIONARY		816,524
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.1%
Albertsons, Inc.	155,800	3,650
Household Products - 0.0%
Rayovac Corp. (a)	12,500	339
Personal Products - 0.3%
NBTY, Inc. (a)	323,700	11,948
TOTAL CONSUMER STAPLES		15,937
ENERGY - 8.0%
Energy Equipment & Services - 6.6%
BJ Services Co. (a)	428,700	17,958
Carbo Ceramics, Inc.	27,600	1,929
ENSCO International, Inc.	664,500	17,702
Helmerich & Payne, Inc.	445,275	11,110
Input/Output, Inc. (a)	115,100	794
Rowan Companies, Inc. (a)	586,600	12,893
Schlumberger Ltd. (NY Shares)	1,142,200	65,300
Smith International, Inc. (a)	2,030,400	101,378
Transocean, Inc. (a)	31,100	831
		229,895
Oil & Gas - 1.4%
Lukoil Oil Co. sponsored ADR	53,300	5,863
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
OAO Gazprom sponsored ADR	122,400	$ 3,660
Occidental Petroleum Corp.	185,500	8,199
Pioneer Natural Resources Co.	49,900	1,544
Teekay Shipping Corp.	278,900	9,681
Valero Energy Corp.	176,900	11,695
YUKOS Corp. sponsored ADR	257,302	7,925
		48,567
TOTAL ENERGY		278,462
FINANCIALS - 3.9%
Capital Markets - 1.7%
A.F.P. Provida SA sponsored ADR	14,500	389
Affiliated Managers Group, Inc. (a)	124,800	6,084
Bear Stearns Companies, Inc.	245,800	19,925
Goldman Sachs Group, Inc.	179,100	16,819
Investors Financial Services Corp.	297,477	11,637
Nikko Cordial Corp.	1,178,000	6,185
		61,039
Commercial Banks - 0.7%
Hyakujushi Bank Ltd.	280,000	1,739
Kagoshima Bank Ltd.	293,000	1,647
Ogaki Kyoritsu Bank Ltd.	281,000	1,526
Sumitomo Mitsui Financial Group, Inc.	1,563	11,226
The Daishi Bank Ltd., Niigata	254,000	875
UFJ Holdings, Inc. (a)	1,605	8,064
UnionBanCal Corp.	4,700	271
		25,348
Diversified Financial Services - 1.1%
Chicago Mercantile Exchange Holdings, Inc. Class A	26,100	3,372
Hong Kong Exchanges & Clearing Ltd.	4,302,000	8,941
Leucadia National Corp.	98,100	4,876
Moody's Corp.	324,000	21,186
		38,375
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 0.4%
Cincinnati Financial Corp.	156,100	$ 6,673
Everest Re Group Ltd.	66,600	5,451
		12,124
TOTAL FINANCIALS		136,886
HEALTH CARE - 15.6%
Biotechnology - 3.6%
Biogen Idec, Inc. (a)	430,200	26,737
Connetics Corp. (a)	337,400	7,210
Dendreon Corp. (a)	236,000	2,584
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	3,435	25
Genentech, Inc. (a)	1,310,100	78,357
ImmunoGen, Inc. (a)	306,000	2,451
Protein Design Labs, Inc. (a)	369,700	7,213
Regeneron Pharmaceuticals, Inc. (a)	235,400	2,644
		127,221
Health Care Equipment & Supplies - 8.1%
Advanced Neuromodulation Systems, Inc. (a)	29,750	971
Alcon, Inc.	117,200	9,196
Bausch & Lomb, Inc.	169,500	10,343
Beckman Coulter, Inc.	15,700	950
Becton, Dickinson & Co.	43,500	2,189
Biomet, Inc.	392,800	15,759
Boston Scientific Corp. (a)	4,188,300	185,541
Closure Medical Corp. (a)	74,300	1,852
Cytyc Corp. (a)	31,500	690
Dade Behring Holdings, Inc. (a)	113,000	5,045
Epix Medical, Inc. (a)	102,500	2,504
Hillenbrand Industries, Inc.	180,100	10,608
Medtronic, Inc.	123,800	5,930
Mine Safety Appliances Co.	4,900	146
Orthofix International NV (a)	13,500	602
Possis Medical, Inc. (a)	7,900	225
St. Jude Medical, Inc. (a)	30,600	2,334
Steris Corp. (a)	426,100	9,779
Varian Medical Systems, Inc. (a)	117,300	9,724
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Wright Medical Group, Inc. (a)	174,300	$ 5,658
Zimmer Holdings, Inc. (a)	31,500	2,689
		282,735
Health Care Providers & Services - 1.7%
American Healthways, Inc. (a)	80,700	1,658
Humana, Inc. (a)	45,100	770
Lincare Holdings, Inc. (a)	44,900	1,509
McKesson Corp.	1,173,000	40,351
Omnicare, Inc.	39,000	1,677
Owens & Minor, Inc.	18,400	445
PacifiCare Health Systems, Inc. (a)	372,000	13,738
		60,148
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	218,800	5,529
Elan Corp. PLC sponsored ADR (a)	214,000	5,027
Endo Pharmaceuticals Holdings, Inc. (a)	57,700	1,306
IVAX Corp. (a)	107,000	2,605
MGI Pharma, Inc. (a)	175,800	11,306
Roche Holding AG (participation certificate)	416,218	43,853
Schering AG sponsored ADR	120,300	6,556
		76,182
TOTAL HEALTH CARE		546,286
INDUSTRIALS - 6.9%
Aerospace & Defense - 0.1%
AAR Corp. (a)	122,800	1,176
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	51,500	1,311
		2,487
Airlines - 0.3%
AMR Corp. (a)	801,000	9,228
Commercial Services & Supplies - 2.4%
DeVry, Inc. (a)	1,199,200	32,450
Education Management Corp. (a)	32,200	1,113
Herman Miller, Inc.	211,700	5,098
Ionics, Inc. (a)	594,100	15,007
Layne Christensen Co. (a)	9,200	155
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	853,000	$ 25,812
Strayer Education, Inc.	38,100	4,442
		84,077
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV	1,160,000	33,524
Dycom Industries, Inc. (a)	166,200	4,103
Fluor Corp.	61,000	2,466
		40,093
Electrical Equipment - 0.2%
Baldor Electric Co.	57,400	1,329
Cooper Industries Ltd. Class A	113,400	6,452
		7,781
Machinery - 1.8%
Cummins, Inc.	109,200	6,360
Deere & Co.	332,100	21,819
Donaldson Co., Inc.	337,500	8,870
Joy Global, Inc.	683,800	18,805
PACCAR, Inc.	131,400	7,332
Zenon Environmental, Inc. (a)	76,600	1,317
		64,503
Marine - 0.5%
Alexander & Baldwin, Inc.	579,800	18,478
Road & Rail - 0.3%
Landstar System, Inc. (a)	245,700	11,946
Transportation Infrastructure - 0.1%
Cosco Pacific Ltd.	1,334,000	1,848
TOTAL INDUSTRIALS		240,441
INFORMATION TECHNOLOGY - 29.5%
Communications Equipment - 13.7%
3Com Corp. (a)	805,700	5,213
ADC Telecommunications, Inc. (a)	375,400	954
Adtran, Inc.	2,618,200	74,750
Advanced Fibre Communications, Inc. (a)	98,200	1,846
Avaya, Inc. (a)	564,400	8,934
Brocade Communications Systems, Inc. (a)	637,900	3,821
CIENA Corp. (a)	4,983,200	17,940
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	497,000	$ 11,009
Comverse Technology, Inc. (a)	194,400	3,435
Corning, Inc. (a)	1,268,100	15,712
Emulex Corp. (a)	2,269,000	42,385
Juniper Networks, Inc. (a)	3,200,700	66,927
Lucent Technologies, Inc. (a)	2,085,300	7,445
Motorola, Inc.	643,300	12,718
Nortel Networks Corp. (a)	4,799,800	18,383
QLogic Corp. (a)	3,362,480	103,228
QUALCOMM, Inc.	485,100	32,536
Sonus Networks, Inc. (a)	3,056,600	16,658
Sycamore Networks, Inc. (a)	2,524,300	11,132
Telefonaktiebolaget LM Ericsson ADR (a)	838,300	23,430
		478,456
Computers & Peripherals - 1.1%
Apple Computer, Inc. (a)	957,800	26,876
UNOVA, Inc. (a)	681,000	11,815
		38,691
Electronic Equipment & Instruments - 2.3%
Dionex Corp. (a)	208,700	10,510
Flir Systems, Inc. (a)	323,100	15,897
Hitachi Ltd. sponsored ADR	34,200	2,344
Ingram Micro, Inc. Class A (a)	151,800	2,194
Leica Geosystems AG (a)	54,219	8,980
ScanSource, Inc. (a)	48,100	2,561
Symbol Technologies, Inc.	1,142,300	16,826
Vishay Intertechnology, Inc. (a)	141,900	2,678
Waters Corp. (a)	365,500	16,842
		78,832
Internet Software & Services - 2.3%
Blue Coat Systems, Inc. (a)	36,900	1,026
CNET Networks, Inc. (a)	268,100	2,590
DoubleClick, Inc. (a)	2,311,820	19,604
eCollege.com (a)	78,100	1,314
Netease.com, Inc. sponsored ADR (a)	63,000	2,838
RealNetworks, Inc. (a)	1,096,800	6,592
Sohu.com, Inc. (a)	84,800	1,751
VeriSign, Inc. (a)	91,800	1,665
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
WebEx Communications, Inc. (a)	78,300	$ 1,849
Yahoo!, Inc. (a)	1,403,694	43,037
		82,266
IT Services - 0.0%
Cognizant Technology Solutions Corp. Class A (a)	32,900	1,521
Office Electronics - 1.5%
Zebra Technologies Corp. Class A (a)	669,425	54,143
Semiconductors & Semiconductor Equipment - 4.5%
Altera Corp. (a)	247,600	5,668
Analog Devices, Inc.	529,900	26,045
Intel Corp.	865,600	24,713
KLA-Tencor Corp. (a)	133,000	6,408
Lam Research Corp. (a)	760,900	19,121
Linear Technology Corp.	99,400	3,942
Micron Technology, Inc. (a)	1,848,400	27,781
PMC-Sierra, Inc. (a)	965,700	13,616
Teradyne, Inc. (a)	247,100	5,508
Texas Instruments, Inc.	693,900	18,118
Varian Semiconductor Equipment Associates, Inc. (a)	168,900	6,210
		157,130
Software - 4.1%
Autodesk, Inc.	87,800	3,149
Cadence Design Systems, Inc. (a)	2,099,500	29,057
Compuware Corp. (a)	306,800	2,439
Mentor Graphics Corp. (a)	2,088,223	33,391
Midway Games, Inc. (a)	335,600	3,638
Novell, Inc. (a)	3,565,899	32,485
Red Hat, Inc. (a)	261,248	7,140
RSA Security, Inc. (a)	269,000	4,933
Siebel Systems, Inc. (a)	2,282,693	24,653
Wind River Systems, Inc. (a)	135,400	1,393
		142,278
TOTAL INFORMATION TECHNOLOGY		1,033,317
MATERIALS - 6.6%
Chemicals - 1.3%
Dow Chemical Co.	794,300	31,693
IMC Global, Inc.	242,700	3,022
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	176,900	$ 6,103
Potash Corp. of Saskatchewan	39,300	3,411
Sinopec Shanghai Petrochemical Co. Ltd. sponsored ADR	12,200	381
		44,610
Construction Materials - 0.1%
Eagle Materials, Inc.	36,049	2,404
Metals & Mining - 5.2%
A.M. Castle & Co. (a)	56,300	478
Arch Coal, Inc.	35,000	1,138
Cleveland-Cliffs, Inc. (a)	203,800	9,556
Falconbridge Ltd.	201,400	4,586
Freeport-McMoRan Copper & Gold, Inc. Class B	520,900	17,518
Hecla Mining Co. (a)	483,100	3,135
Inco Ltd. (a)	970,900	31,414
International Steel Group, Inc.	46,500	1,388
IPSCO, Inc.	43,200	820
Metal Management, Inc. (a)	74,900	1,174
Newmont Mining Corp.	563,000	22,357
Oregon Steel Mills, Inc. (a)	20,300	229
Phelps Dodge Corp. (a)	912,000	61,925
RTI International Metals, Inc. (a)	48,800	708
Schnitzer Steel Industries, Inc. Class A	231,550	6,405
Steel Dynamics, Inc. (a)	44,900	1,149
Stillwater Mining Co. (a)	1,298,176	19,667
		183,647
TOTAL MATERIALS		230,661
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp. sponsored ADR	61,100	1,524
Philippine Long Distance Telephone Co. sponsored ADR (a)	97,200	1,893
		3,417
Wireless Telecommunication Services - 1.4%
AT&T Wireless Services, Inc. (a)	1,510,000	21,382
SBA Communications Corp. Class A (a)	19,900	77
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	67,876	$ 4,863
Vodafone Group PLC sponsored ADR	931,300	22,128
		48,450
TOTAL TELECOMMUNICATION SERVICES		51,867
UTILITIES - 1.0%
Electric Utilities - 0.9%
Edison International	270,400	6,527
Huaneng Power International, Inc. sponsored ADR	72,200	2,686
PG&E Corp. (a)	757,900	21,600
		30,813
Multi-Utilities & Unregulated Power - 0.1%
Calpine Corp. (a)	1,027,700	3,895
TOTAL UTILITIES		34,708
TOTAL COMMON STOCKS (Cost $2,796,883)		3,385,089
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	18,500	34
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche AG (non-vtg.)	2,515	1,699
TOTAL PREFERRED STOCKS (Cost $1,610)		1,733
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Emulex Corp. 1.75% 2/1/07 (c)	$ 2,270	$ 2,264
TOTAL CONVERTIBLE BONDS (Cost $2,270)		2,264
Money Market Funds - 6.7%
	Shares
Fidelity Cash Central Fund, 1.09% (b)	152,348,074	152,348
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	82,189,625	82,190
TOTAL MONEY MARKET FUNDS (Cost $234,538)		234,538
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $3,035,301)		3,623,624
NET OTHER ASSETS - (3.6)%		(124,456)
NET ASSETS - 100%		$ 3,499,168
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,264,000 or 0.1% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 319
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.3%
Germany	2.7%
Switzerland	1.9%
Netherlands Antilles	1.9%
United Kingdom	1.7%
Canada	1.6%
Japan	1.5%
Cayman Islands	1.4%
Netherlands	1.0%
Others (individually less than 1%)	4.0%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $1,651,606,000 and $1,666,510,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $130,000 for the period.

Income Tax Information
At November 30, 2003, the fund had a capital loss carryforward of approximately $334,606,000 of which $58,846,000 and $275,760,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $81,010) (cost $3,035,301) - See accompanying schedule		$ 3,623,624
Cash		1
Receivable for investments sold		43,385
Receivable for fund shares sold		3,240
Dividends receivable		1,551
Interest receivable		153
Prepaid expenses		10
Other receivables		640
Total assets		3,672,604

Liabilities
Payable for investments purchased	$ 84,098
Payable for fund shares redeemed	4,311
Accrued management fee	2,090
Other affiliated payables	597
Other payables and accrued expenses	150
Collateral on securities loaned, at value	82,190
Total liabilities		173,436

Net Assets		$ 3,499,168
Net Assets consist of:
Paid in capital		$ 3,225,079
Accumulated net investment loss		(5,078)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(309,150)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		588,317
Net Assets, for 120,624 shares outstanding		$ 3,499,168
Net Asset Value, offering price and redemption price per share ($3,499,168 ÷ 120,624 shares)		$ 29.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)

Investment Income
Dividends		$ 11,195
Interest		640
Security lending		293
Total income		12,128

Expenses
Management fee Basic fee	$ 11,444
Performance adjustment	1,766
Transfer agent fees	3,148
Accounting and security lending fees	468
Non-interested trustees' compensation	12
Custodian fees and expenses	62
Registration fees	49
Audit	33
Legal	9
Miscellaneous	131
Total expenses before reductions	17,122
Expense reductions	(624)	16,498
Net investment income (loss)		(4,370)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	29,869
Foreign currency transactions	(51)
Total net realized gain (loss)		29,818
Change in net unrealized appreciation (depreciation) on: Investment securities	(176,147)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(176,153)
Net gain (loss)		(146,335)
Net increase (decrease) in net assets resulting from operations		$ (150,705)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2004 (Unaudited)	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (4,370)	$ 491
Net realized gain (loss)	29,818	114,098
Change in net unrealized appreciation (depreciation)	(176,153)	631,870
Net increase (decrease) in net assets resulting from operations	(150,705)	746,459
Distributions to shareholders from net investment income	(1,201)	-
Share transactions Net proceeds from sales of shares	382,134	775,418
Reinvestment of distributions	1,106	-
Cost of shares redeemed	(353,199)	(616,137)
Net increase (decrease) in net assets resulting from share transactions	30,041	159,281
Total increase (decrease) in net assets	(121,865)	905,740

Net Assets
Beginning of period	3,621,033	2,715,293
End of period (including accumulated net investment loss of $5,078 and undistributed net investment income of $493, respectively)	$ 3,499,168	$ 3,621,033
Other Information Shares
Sold	12,548	31,663
Issued in reinvestment of distributions	37	-
Redeemed	(11,603)	(25,300)
Net increase (decrease)	982	6,363

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2004	Years ended November 30,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 30.27	$ 23.97	$ 26.67	$ 40.51	$ 42.51	$ 25.27
Income from Investment Operations
Net investment income (loss) E	(.04)	-F,H	(.09)	(.09)	(.17)	(.12)
Net realized and unrealized gain (loss)	(1.21)	6.30	(2.61)	(4.14)	5.50	19.30
Total from investment operations	(1.25)	6.30	(2.70)	(4.23)	5.33	19.18
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	-	-	(9.61)	(7.33)	(1.94)
Total distributions	(.01)	-	-	(9.61)	(7.33)	(1.94)
Net asset value, end of period	$ 29.01	$ 30.27	$ 23.97	$ 26.67	$ 40.51	$ 42.51
Total Return B,C,D	(4.13)%	26.28%	(10.12)%	(15.02)%	12.44%	81.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.94%A	.81%	1.07%	1.01%	.90%	.95%
Expenses net of voluntary waivers, if any	.94%A	.81%	1.07%	1.01%	.90%	.95%
Expenses net of all reductions	.90%A	.76%	1.02%	.98%	.89%	.93%
Net investment income (loss)	(.24)% A	.02%	(.38)%	(.30)%	(.36)%	(.36)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,499	$ 3,621	$ 2,715	$ 2,829	$ 3,368	$ 2,896
Portfolio turnover rate	94%A	97%	91%	85%	97%	116%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 760,867	|
Unrealized depreciation	(175,288)
Net unrealized appreciation (depreciation)	$ 585,579
Cost for federal income tax purposes	$ 3,038,045

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .72% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $619 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $620 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $2, respectively.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 16, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	11,409,332,516.64	72.882
Against	3,260,210,144.27	20.826
Abstain	678,535,496.25	4.334
Broker Non-Votes	306,568,548.60	1.958
TOTAL	15,654,646,705.76	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	14,583,400,319.55	93.157
Withheld	1,071,246,386.21	6.843
TOTAL	15,654,646,705.76	100.000
Ralph F. Cox
Affirmative	14,571,732,524.50	93.082
Withheld	1,082,914,181.26	6.918
TOTAL	15,654,646,705.76	100.000
Laura B. Cronin
Affirmative	14,403,325,218.88	92.007
Withheld	1,251,321,486.88	7.993
TOTAL	15,654,646,705.76	100.000
Robert M. Gates
Affirmative	14,585,233,401.72	93.169
Withheld	1,069,413,304.04	6.831
TOTAL	15,654,646,705.76	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	14,594,586,462.70	93.228
Withheld	1,060,060,243.06	6.772
TOTAL	15,654,646,705.76	100.000
Abigail P. Johnson
Affirmative	14,560,528,472.79	93.011
Withheld	1,094,118,232.97	6.989
TOTAL	15,654,646,705.76	100.000
Edward C. Johnson 3d
Affirmative	14,529,687,967.52	92.814
Withheld	1,124,958,738.24	7.186
TOTAL	15,654,646,705.76	100.000
Donald J. Kirk
Affirmative	14,582,132,756.96	93.149
Withheld	1,072,513,948.80	6.851
TOTAL	15,654,646,705.76	100.000
Marie L. Knowles
Affirmative	14,601,265,136.66	93.271
Withheld	1,053,381,569.10	6.729
TOTAL	15,654,646,705.76	100.000
Ned C. Lautenbach
Affirmative	14,605,599,692.81	93.299
Withheld	1,049,047,012.95	6.701
TOTAL	15,654,646,705.76	100.000
Marvin L. Mann
Affirmative	14,580,125,404.96	93.136
Withheld	1,074,521,300.80	6.864
TOTAL	15,654,646,705.76	100.000
William O. McCoy
Affirmative	14,569,499,046.31	93.068
Withheld	1,085,147,659.45	6.932
TOTAL	15,654,646,705.76	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	14,598,307,412.02	93.252
Withheld	1,056,339,293.74	6.748
TOTAL	15,654,646,705.76	100.000
William S. Stavropoulos
Affirmative	14,569,692,813.67	93.069
Withheld	1,084,953,892.09	6.931
TOTAL	15,654,646,705.76	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

123 South Lake Avenue
Pasadena, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NMF-USAN-0704
1.786815.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 21, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 21, 2004